Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

U.S.A.

February 22, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Northwestern Mutual Series Fund, Inc.

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

We are hereby submitting Post-Effective Amendment No. 49 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (“Registrant”) on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”). This filing is also submitted as Post-Effective Amendment No. 50 to Registrant’s Registration Statement under the Investment Company Act of 1940. The Registrant’s currently effective series are offered in two separate prospectuses; accordingly, the Registration Statement contains two Part A’s and two Part B’s.

The Registration Statement has been updated to reflect sub-adviser changes that impacted certain of Registrant’s series, additional disclosure relating to Registrant’s operation as an affiliated fund of funds, and routine updates. In addition, the Registration Statement contains supplements that are intended to be effective for the period from May 1, 2013 through June 30, 2013 (the “Supplements”). The Supplements are filed herewith for administrative convenience, cost considerations and to provide the Staff with additional information for their reference. We acknowledge that it is not the Staff’s practice to comment on Registration Statement supplements.

Please note that we intend to (i) update the footnotes to the expense tables as appropriate; (ii) add the financial highlights included as part of each Prospectus and (iii) incorporate by reference the Registrant’s audited financial statements, each for the period ended December 31, 2012, in connection with a subsequent filing made in accordance with the provisions of paragraph (b) of Rule 485. Our intention is that Post-Effective Amendment No. 49 become effective on May 1, 2013, in accordance with the provisions of paragraph (a)(1) of Rule 485.

We are happy to submit via overnight mail to the assigned examiner a hard copy of each Prospectus and Statement of Additional Information which have been marked to show changes from the Registrant’s currently effective Registration Statement.

Please call the undersigned at (414) 665-6137, or Michael Conmey at (414) 665-3487, with any questions or comments about this filing.

Very truly yours,

/s/ LESLI H. MCLINDEN

Lesli H. McLinden

Assistant General Counsel

Northwestern Mutual